Federated Hermes Global Allocation Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—63.6%
		Communication Services—5.4%
13,930		Alphabet, Inc., Class A	$ 2,372,000
11,508		Alphabet, Inc., Class C	1,981,908
419	[1]	Anterix, Inc.	16,341
14,760		AT&T, Inc.	404,572
67,100		Axiata Group BHD	31,505
6,370		Bharti Airtel Ltd.	114,075
5,560	[1]	Bilibili, Inc.	112,798
76		Cable One, Inc.	19,774
885		CD Projekt S.A.	48,656
24,200	[1]	China Tower Corp. Ltd.	34,337
56	[1]	Cinemark Holdings, Inc.	1,434
9,111		Deutsche Telekom AG, Class REG	329,022
202		Elisa OYJ	9,290
512	[1]	Frontier Communications Parent, Inc.	18,427
184		Hellenic Telecommunication Organization S.A.	2,867
276,000	[1]	Hengten Networks Group Ltd.	80,914
355	[1]	Ibotta, Inc.	11,853
1,000		International Games System Co. Ltd.	29,857
13,400		Intouch Holdings PCL	31,201
235		Iridium Communications, Inc.	7,417
34		John Wiley & Sons, Inc., Class A	1,356
7,200		KDDI Corp.	235,052
17,400		Kingsoft Corp. Ltd.	90,076
19,160		Koninklijke KPN NV	73,158
2,800	[1]	Kuaishou Technology	18,292
1,963		LG Uplus Corp.	14,204
345	[1]	Liberty Global Ltd.	3,988
5,651	[1]	Liberty Media Corp. - Liberty Formula One	544,926
84,200		Maxis Communications Berhad	65,226
5,060		Meta Platforms, Inc.	3,381,092
678		NetEase, Inc.	13,564
1,595	[1]	Netflix, Inc.	1,563,993
55		NHN Corp.	7,789
1,700		Nintendo Co. Ltd.	127,059
1,058		Publicis Groupe S.A.	105,609
127		REA Group, Ltd.	18,995
852		Sinclair, Inc.	12,371
1,815		SK Telecom Co. Ltd.	69,474
155,300		SoftBank Corp.	221,515
1,408	[1]	Spotify Technology S.A.	856,078
16		Swisscom AG	9,116
1,550		Tegna, Inc.	28,210
669		Telenor ASA	8,668
711		Telephone and Data System, Inc.	25,667
11,755		Telstra Group Ltd.	30,314

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communication Services—continued
1,615		TELUS Corp.	$ 24,994
14,096		Tencent Holdings Ltd.	868,756
25,820		TIM S.A./Brazil	70,913
984		T-Mobile USA, Inc.	265,375
593		Universal Music Group N.V.	16,552
8,724		Verizon Communications, Inc.	376,004
2,312	[1]	Vimeo Holdings, Inc.	13,618
1,604		Vodafone Group PLC	1,412
312	[1]	WEBTOON Entertainment, Inc.	2,820
13,486		WPP PLC	109,374
		TOTAL	14,933,858
		Consumer Discretionary—7.5%
325	[1]	Abercrombie & Fitch Co., Class A	33,472
535		Academy Sports and Outdoors, Inc.	26,531
371		Acushnet Holdings Corp.	23,855
1,061		Adidas AG	271,164
208	[1]	Adient PLC	3,293
332	[1]	Adtalem Global Education, Inc.	33,967
29,208		Alibaba Group Holding Ltd.	483,712
22,906	[1]	Amazon.com, Inc.	4,862,486
506	[1]	Aptiv PLC	32,951
102	[1]	Asbury Automotive Group, Inc.	27,377
465		BorgWarner, Inc.	13,843
179		Bosch Ltd.	54,553
5,200		Bridgestone Corp.	201,914
41	[1]	Brinker International, Inc.	6,758
2,000		BYD Co. Ltd., Class A	99,706
4,500		BYD Co. Ltd., Class H	215,297
20,687	[1]	Carnival Corp.	495,040
45,000		Cheng Shin Ind	68,863
1,011		Cie Financiere Richemont S.A.	207,229
5,370		Compagnie Generale des Etablissements Michelin SCA, Class B	191,589
3,394		D. R. Horton, Inc.	430,393
31		D’ieteren Group	5,147
1,500		Dollarama, Inc.	156,382
173	[1]	Dorman Products, Inc.	22,743
1,346		Eicher Motors Ltd.	73,795
425	[1]	Everi Holdings, Inc.	5,852
2,196		Evolution AB	168,756
2,699	[1]	Expedia Group, Inc.	534,294
700		Fast Retailing Co. Ltd.	213,609
8,396		Ford Motor Co.	80,182
572	[1]	Frontdoor, Inc.	26,015
7,700		Fuyao Glass Industry Group Co. Ltd.	59,576
19,000		Geely Automobile Holdings Ltd.	42,998
2,370		General Motors Co.	116,438
496		Gentex Corp.	12,063
1		Gildan Activewear, Inc.	54
23,500		Great Wall Motor Co. Ltd.	39,100
352	[1]	Green Brick Partners, Inc.	21,025

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,687		Hankook Tire Co. Ltd.	$ 43,796
250		Harley-Davidson, Inc.	6,440
23		Hermes International	65,909
1,312		Hero MotoCorp Ltd.	55,510
1,947		Home Depot, Inc.	772,180
6,652		Industria de Diseno Textil S.A.	361,882
1,437		InterContinental Hotels Group PLC	179,832
1,500		International Game Technology PLC	26,595
10,131		JD.com, Inc.	211,924
132	[1]	Jumbo S.A.	3,634
431		KB HOME	26,291
1,560		Kia Corp.	99,634
13,579		Kingfisher PLC	42,370
391		Kontoor Brands, Inc.	25,431
5,070		La Francaise des Jeux SAEM	193,434
12,854		Las Vegas Sands Corp.	574,702
2		La-Z-Boy, Inc.	90
116		Lear Corp.	10,903
3,679		Lennar Corp., Class A	440,119
2,005	[1]	Lucid Group, Inc.	4,451
285		LVMH Moet Hennessy Louis Vuitton SE	207,076
730		Maruti Suzuki India Ltd.	99,692
16,514	[1]	Meituan	345,977
12,803	[1]	MGM Resorts International	445,032
700	[1]	Midea Group Co., Ltd.	6,684
6,700		Midea Group Co., Ltd., Class A	67,327
1,760	[1]	Millrose Properties, Inc.	40,234
40		Naspers Ltd., Class N	9,535
236		Next PLC	29,853
18,768	[1]	Norwegian Cruise Line Holdings Ltd.	426,409
208		OPAP S.A.	3,692
425	[1]	O’Reilly Automotive, Inc.	583,797
1,945	[1,2]	Ozon Holdings PLC, ADR	0
75		Page Industries Ltd.	34,893
635		Pandora A/S	112,433
124		Patrick Industries, Inc.	11,234
428		Perdoceo Education Corp.	10,957
242		Phinia, Inc.	11,933
6,800		Pop Mart International Group Ltd.	91,383
2,117	[1]	Prosus NV	92,854
61		Pulte Group, Inc.	6,300
764	[1]	QuantumScape Corp.	3,583
1,765	[1]	Rivian Automotive, Inc.	20,898
4,785		Ross Stores, Inc.	671,431
976	[1]	Sally Beauty Holdings, Inc.	8,803
7,200		Sekisui House Ltd.	163,194
365		Signet Jewelers Ltd.	19,097
644		Sodexo S.A.	49,678
4,900		Sony Group Corp.	123,066
18,313		Stellantis N.V.	234,680

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
359		Steven Madden Ltd.	$ 11,772
288	[1]	Stride, Inc.	39,398
12,100		Subaru Corp.	224,266
576	[1]	Taylor Morrison Home Corp.	35,505
6,160	[1]	Tesla, Inc.	1,804,757
108		Thor Industries, Inc.	10,734
7,473		TJX Cos., Inc.	932,331
10,400		Toyota Motor Corp.	187,479
280	[1]	Tri Pointe Homes, Inc.	8,865
2,550	[1]	Trip.com Group Ltd.	144,244
452	[1]	United Parks & Resorts, Inc.	22,826
186	[1]	Urban Outfitters, Inc.	10,823
1	[1]	Vibra Energia S.A.	3
219	[1]	Visteon Corp.	18,992
3,882		Wesfarmers Ltd.	180,500
12,400		Yamaha Motor Co.	102,315
3,446	[1]	Zalando SE	123,958
8,738	[1]	Zomato Ltd.	22,108
4,100		ZOZO, Inc.	128,535
		TOTAL	20,448,285
		Consumer Staples—3.3%
400		Ajinomoto Co., Inc.	16,051
13,229		Altria Group, Inc.	738,840
36,839		Ambev S.A.	76,461
1,279		Anheuser-Busch InBev S.A./NV	76,618
8,559		Arca Continental, S.A.B. de C.V.	88,517
1,613		BIM Birlesik Magazalar AS	22,403
21,701		Brf S.A.	66,087
7,622		British American Tobacco PLC	296,193
304		Carrefour S.A.	4,025
374	[1]	Central Garden & Pet Co., Class A	11,774
70	[1]	Chefs Warehouse, Inc.	4,381
71,000		China Feihe Ltd.	51,353
618		Coca-Cola Europacific Partners PLC	53,309
866		Coles Group Ltd.	10,753
780		Costco Wholesale Corp.	817,916
3,381		Danone S.A.	241,895
1,280		Dollar General Corp.	94,950
6,563	[1]	Dollar Tree, Inc.	478,180
278		Edgewell Personal Care Co.	8,749
24,176		Endeavour Group Ltd.	62,862
203		Energizer Holdings, Inc.	6,238
4		General Mills, Inc.	243
114		George Weston Ltd.	18,235
11,000		Giant Biogene Holding Co. Ltd.	88,700
1,890		Gruma SAB de Cv, Class B	32,585
1,121		Henkel AG & Co. KGAA	85,685
5,848		Imperial Brands PLC	205,765
30		Ingles Markets, Inc., Class A	1,843
1		Jde Peet’s B.V.	19

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
547		Jeronimo Martins SGPS S.A.	$ 11,748
23		Kerry Group PLC	2,422
391		Kesko OYJ	7,444
11,400		Kirin Holdings Co., Ltd.	153,567
2,182		Koninklijke Ahold NV	76,990
503		Korea Tobacco & Ginseng Corp.	33,836
800		Kroger Co.	51,856
79		Lancaster Colony Corp.	15,101
1,366		Loblaw Cos. Ltd.	178,857
175		L’Oreal S.A.	64,073
1		Lotus Bakeries NV	9,057
11,261	[1]	Maplebear, Inc.	462,715
13,100		Matsumotokiyoshi Holdings Co. Ltd.	198,924
1,648	[1]	Monster Beverage Corp.	90,063
524		Mowi ASA	9,782
18		Natural Grocers by Vitamin Cottage, Inc.	800
5,324		Nestle S.A.	513,532
43,100		NewCo/CPAXTT	36,364
774		Orkla ASA	7,478
6,493		Philip Morris International, Inc.	1,008,233
52		PriceSmart, Inc.	4,648
1,132	[1]	Primo Brands Corp.	38,137
2,460		Procter & Gamble Co.	427,646
175		Reckitt Benckiser Group PLC	11,562
74		Salmar ASA	3,663
4,950		Shoprite Holdings Ltd.	72,770
37,000		Smoore International Holdings Ltd.	55,070
68		SpartanNash Co.	1,373
203	[1]	Sprouts Farmers Market, Inc.	30,125
2,295		Sysco Corp.	173,364
4,419		Target Corp.	549,017
46,523		Tesco PLC	223,036
67		The Anderson’s, Inc.	2,866
243	[1]	The Simply Good Foods Co.	9,173
271		Turning Point Brands, Inc.	19,051
1,493		Unilever PLC	84,476
120	[1]	United Natural Foods, Inc.	3,815
3,807		United Spirits Ltd.	55,974
7,611		WalMart, Inc.	750,521
33		Weis Markets, Inc.	2,441
		TOTAL	9,112,200
		Energy—2.4%
343		Aker BP ASA	7,130
796		Ardmore Shipping Corp.	7,212
23,104		Bharat Petroleum Corp. Ltd.	63,299
6,212		BP PLC	34,309
7,106		Canadian Natural Resources Ltd.	200,643
6,703		Chevron Corp.	1,063,230
100		China Shenhua Energy Co., Ltd., Class A	488
7,500		China Shenhua Energy Co., Ltd., Class H	28,550

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
1,156	[1]	CNX Resources Corp.	$ 33,408
276		Core Natural Resources, Inc.	20,493
2,423		DHT Holdings, Inc.	25,054
577		Enbridge, Inc.	24,651
7,800		ENEOS Holdings, Inc.	41,763
1		Eni SpA	15
909		Equinor ASA	21,118
10,662		Exxon Mobil Corp.	1,187,000
1,007		FLEX LNG Ltd.	22,154
917		Galp Energia, SGPS S.A.	15,141
17,204		Hindustan Petroleum Corp. Ltd.	58,574
398		Hyundai Robotics Co. Ltd.	19,848
100		Idemitsu Kosan Co. Ltd.	676
49,211		Indian Oil Corp. Ltd.	64,465
691		International Seaways, Inc.	23,031
5,101		Keyera Corp.	149,601
3,893		Marathon Petroleum Corp.	584,651
893		MOL Hungarian Oil & Gas PLC	6,623
926		Murphy Oil Corp.	24,530
621		Neste Oyj	5,613
6,488		Nordic American Tankers Ltd.	15,896
289		OMV AG	12,748
807		Peabody Energy Corp.	11,129
32,200		PetroChina Co. Ltd., Class A	34,718
79,177		PetroChina Co. Ltd., Class H	58,989
19,052		Petroleo Brasileiro S.A.	126,363
4,818		Phillips 66	624,846
7,559		Reliance Industries Ltd.	103,818
69		Sandridge Energy, Inc.	807
14,239		Santos Ltd.	58,311
1,589		Saudi Arabian Oil Co. (Aramco)	11,473
527		Scorpio Tankers, Inc.	21,001
210	[1]	Seadrill Ltd.	5,349
15,390	[1]	Shell PLC	514,999
582		SM Energy Co.	19,037
6,144		Suncor Energy, Inc.	235,101
12,123	[2]	Tatneft PJSC	0
1,352		TC Energy Corp.	60,509
166		Teekay Corp. Ltd.	1,086
523		Teekay Tankers Ltd., Class A	19,738
4,486		TotalEnergies SE	270,327
9,240		Turkiye Petrol Rafinerileri AS	32,781
4,234		Valero Energy Corp.	553,511
		TOTAL	6,525,807
		Financials—12.5%
2,233		Aflac, Inc.	244,447
229		Ageas S.A.	12,572
84,000		Agricultural Bank of China Ltd.	59,197
28,000		AIA Group Ltd.	214,461
279		AIB Group PLC	1,964

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
6,398		Al Rajhi Bank	$ 169,968
1,084		Allianz SE	372,415
2,619		Alpha Bank AE	5,337
864		Amalgamated Financial Corp.	28,037
3,167		American Express Co.	953,140
1,039		Ameriprise Financial, Inc.	558,255
7,396		AXA S.A.	288,769
430	[1]	Axos Financial, Inc.	28,724
1		B3 S.A. - Brasil Bolsa Balcao	2
627		Bajaj Holdings & Investment Ltd.	56,818
33,697		Banco Bilbao Vizcaya Argentaria S.A.	447,012
41,831		Banco de Sabadell S.A.	116,288
677		Banco Latinoamericano de Comercio Exterior S.A., Class E	28,685
257,867		Banco Santander Chile S.A.	13,966
9,406		Banco Santander, S.A.	61,221
7,142		Bank Hapoalim BM	97,143
17,451		Bank Leumi Le-Israel	231,772
250,600		Bank Mandiri Persero Tbk PT	69,989
29,822		Bank of America Corp.	1,374,794
2		Bank of Baroda	5
24,800		Bank of China Ltd., Class A	18,397
186,388		Bank of China Ltd., Class H	105,715
6,500		Bank of Communications Co. Ltd.	6,438
152	[1]	Bank of Ireland Group PLC	1,804
7,345		Bank of New York Mellon Corp.	653,338
2,307		Bank of Nova Scotia	114,525
1,644		Bank Pekao S.A.	69,428
17,202		Banque Saudi Fransi	78,046
70,993		Barclays PLC	281,536
13,441		BB Seguridade Participacoes S.A.	86,386
5,589	[1]	Berkshire Hathaway, Inc., Class B	2,871,796
3,656		BGC Group, Inc.	36,194
50,500		BOC Hong Kong (Holdings) Ltd.	177,805
830		Byline Bancorp, Inc.	23,688
659		Camden National Corp.	28,983
36,830		Canara Bank	34,413
1,353	[1]	Cantaloupe, Inc.	13,286
3,808		Capital One Financial Co.	763,694
552		Capitec Bank Holdings Ltd.	90,703
480		Central Pacific Financial Corp.	13,939
247,501		China Construction Bank Corp.	210,053
61,200		China Insurance International Holdings Co. Ltd.	90,206
14,900		China Life Insurance Co. Ltd.	79,735
14,600		China Pacific Insurance Group Co. Ltd., Class A	61,947
33,400		China Pacific Insurance Group Co. Ltd., Class H	98,986
3,800		CITIC Securities Co. Ltd.	14,287
9,624		Citizens Financial Group, Inc.	440,491
3,343		CNA Financial Corp.	163,707
5,897		Comerica, Inc.	379,354
3,666		Commonwealth Bank of Australia	359,852

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
110		Community Trust Bancorp, Inc.	$ 6,005
3,166		Credit Agricole S.A.	52,619
1,513	[1]	CrossFirst Bankshares, Inc.	24,193
1,000		Daiwa Securities Group, Inc.	7,011
1		Danske Bank A/S	34
281	[1]	Dave, Inc.	28,286
8,200		DBS Group Holdings Ltd.	279,172
5,202		Deutsche Bank AG	111,909
897		DigitalBridge Group, Inc.	10,199
3,161		Discover Financial Services	616,996
982		DNB Bank ASA	22,587
6,215		East West Bancorp, Inc.	586,882
896		Enact Holdings, Inc.	30,805
20		Enterprise Bancorp, Inc.	863
672		EQT AB	21,053
656		Erste Group Bank AG	44,028
2,993		Eurobank Ergasias S.A.	7,829
689		Euronext NV	87,073
529	[1]	Exor NV	51,873
464		F&G Annuities & Life, Inc.	19,757
139		Fairfax Financial Holdings Ltd.	199,844
1,325	[1]	Fidelis Insurance	19,491
15,246		Fifth Third Bancorp	662,744
1,547		First BanCorp	30,120
1,059		First Busey Corp.	25,405
2		First Citizens Bancshares, Inc., Class A	4,096
1,215		First Financial Bancorp	33,303
469		First Merchants Corp.	20,542
8,178		FirstRand Ltd.	30,954
47,000		Fubon Financial Holdings Co., Ltd.	131,453
1,548		Fulton Financial Corp.	30,681
1		Generali	33
216		Gjensidige Forsikring ASA	4,435
1,653		Goldman Sachs Group, Inc.	1,028,645
5,452		Great-West Lifeco, Inc.	202,516
14		Greene County Bancorp, Inc.	363
121		Groupe Bruxelles Lambert NV	8,676
13,712		Grupo Financiero Banorte S.A. de C.V.	96,946
26,723		Grupo Financiero Inbursa, S.A. de C.V., Class O	61,692
932		HA Sustainable Infrastructure Capital, Inc.	26,776
34	[1]	Hamilton Insurance Group, Ltd.	665
224		Hana Financial Holdings	9,160
585		Hancock Whitney Corp.	33,421
124		HCI Group, Inc.	16,326
1,548		HDFC Asset Management Co. Ltd.	64,396
9,393		HDFC Bank Ltd.	186,457
3		Hingham Institution for Savings	779
1,600		Hithink RoyalFlush Information Network Co. Ltd.	66,483
3,500		Hong Leong Bank Berhad	16,831
116		Horizon Bancorp, Inc.	1,977

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
47,599		HSBC Holdings PLC	$ 560,959
100,000		Hua Nan Financial Holdings Co. Ltd.	84,596
16,778		ICICI Bank Ltd.	231,227
679		Independent Bank Corp./MI	23,072
27,600		Industrial & Commercial Bank of China, Class A	26,035
75,000		Industrial & Commercial Bank of China, Class H	53,130
1,791		Infratil Ltd.	10,938
13,913		ING Groep N.V.	249,183
31,890		Insurance Australia Group Ltd.	157,151
1,074		Intact Financial Corp.	211,608
6,231		Inter & Co., Inc.	33,398
61,715		Intesa Sanpaolo SpA	302,875
2,457		Israel Discount Bank Ltd.	18,969
5,328		JPMorgan Chase & Co.	1,410,055
15,400		Kasikornbank PCL	68,356
1,803		KB Financial Group, Inc.	97,082
329		KBC Group NV	28,724
168		Komercni Banka A.S.	7,246
1,098		Korea Investment Holdings Co. Ltd.	59,860
39,200		Malayan Banking BHD	94,177
9,616		Manulife Financial Corp.	299,497
3	[1]	Marqeta, Inc.	13
3,116		Marsh & McLennan Cos., Inc.	741,109
1,469		Mastercard, Inc.	846,599
404		Meta Financial Group, Inc.	31,314
6,812		MetLife, Inc.	587,058
37,790		Metropolitan Bank & Trust Co.	46,708
144		Midland States Bancorp, Inc.	2,791
6,900		Mitsubishi UFJ Financial Group, Inc.	88,057
555		Moneta Money Bank AS	3,128
359	[1]	Mr. Cooper Group, Inc.	40,341
531		Muenchener Rueckversicherungs-Gesellschaft AG	301,187
996		National Bank of Greece	9,275
27,408		Natwest Group PLC	166,066
6,636		Nedbank Group Ltd.	99,287
794	[1]	NMI Holdings, Inc.	28,933
4,546		Nordea Bank Abp	59,996
256		Northeast Bank	25,708
4,129		Northern Trust Corp.	455,098
1,599	[1]	NU Holdings Ltd./Cayman Islands	17,189
591		OFG Bancorp	25,112
4,100		ORIX Corp.	84,841
665		Orrstown Financial Services, Inc.	22,278
498		OTP Bank RT	30,554
23,200		Oversea-Chinese Banking Corp. Ltd.	295,821
261	[1]	Palomar Holdings, Inc.	33,580
96		Partners Group Holding AG	141,349
2,747	[1]	Payoneer Global, Inc.	23,487
7,297	[1]	PayPal Holdings, Inc.	518,452
6,000		Ping An Insurance (Group) Co. of China Ltd.	35,610

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,246	[1]	Piraeus Bank S.A.	$ 5,874
1,744		PNC Financial Services Group, Inc.	334,709
80,000		Postal Savings Bank of China Co. Ltd.	50,800
5,645		Power Corp. of Canada	191,581
285		Preferred Bank Los Angeles, CA	25,294
425,400		PT Bank Rakyat Indonesia Tbk	86,706
59,283		Punjab National Bank	59,688
25,566		Rand Merchant Investment Holdings Ltd.	97,971
24	[1]	Remitly Global, Inc.	576
11,237		Riyad Bank	88,140
1,635		Royal Bank of Canada	193,228
3,540		Sampo Oyj, Class A	31,220
258		Samsung Life Insurance Co., Ltd.	15,333
10,668		Saudi British Bank/The	100,430
75	[1]	Sezzle, Inc.	22,433
486	[1]	Skyward Specialty Insurance Group, Inc.	25,282
10		Societe Generale S.A.	409
22		Sofina S.A.	5,454
6,900		Sompo Holdings, Inc.	205,875
10,100		Standard Bank Group Ltd.	117,665
15,759		Standard Chartered PLC	253,392
1		State Bank of India	8
3,671	[1]	StoneCo Ltd.	33,957
14,800		Sumitomo Mitsui Financial Group, Inc.	375,242
3,497		Sun Life Financial Services of Canada	194,483
7,976		Suncorp Group Ltd.	100,371
891		Swiss Re AG	142,854
7,908		Synchrony Financial	479,857
10,600		T&D Holdings, Inc.	222,728
47,000		Taiwan Business Bank	22,362
935,300		Thai Military Bank	52,708
466		The Bank of NT Butterfield & Son Ltd.	18,081
4,450		The Hartford Insurance Group, Inc.	526,346
6,700		Tokio Marine Holdings, Inc.	237,530
85		Toronto Dominion Bank	5,090
38		Trustco Bank Corp.	1,254
883		Trustmark Corp.	32,309
7,352		TRYG A/S	160,917
952		Two Harbors Investment Co.	13,499
1,858		UBS Group AG	63,916
297		UMB Financial Corp.	32,768
143		United Insurance Holdings Corp.	1,736
700		United Overseas Bank Ltd.	19,902
80	[1]	Velocity Financial, LLC	1,507
4,661		Visa, Inc., Class A	1,690,591
2,018		Wells Fargo & Co.	158,050
13,889		Westpac Banking Corp. Ltd.	276,222
1,394		Willis Towers Watson PLC	473,472
2,351		WisdomTree Investments, Inc.	21,441
754		Woori Financial Group, Inc.	8,563

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
85	[1]	World Acceptance Corp.	$ 11,461
5,356		XP, Inc.	75,787
515		Zurich Insurance Group AG	340,504
		TOTAL	34,324,752
		Health Care—5.9%
3,063	[1]	89Bio, Inc.	28,272
4,336		Abbott Laboratories	598,411
184		AbbVie, Inc.	38,462
3,863	[1]	Adaptive Biotechnologies Corp.	31,908
139	[1]	Addus Homecare Corp.	13,312
798	[1]	Agios Pharmaceuticals, Inc.	28,361
2,815		Amgen, Inc.	867,189
3,649	[1]	Annexon, Inc.	9,633
2,224	[1]	Arcus Biosciences, Inc.	24,219
85	[1]	Argenx SE	53,046
925	[1]	Arvinas, Inc.	16,373
184	[1]	Astrana Health, Inc.	4,670
2,164		AstraZeneca PLC	327,696
1,947	[1,2]	AstraZeneca PLC, Rights	604
4	[1]	Aveanna Healthcare Holdings, Inc.	16
7,448	[1]	Boston Scientific Corp.	773,028
5,423		Bristol-Myers Squibb Co.	323,319
4,260		Cardinal Health, Inc.	551,585
2,112		Cencora, Inc.	535,477
1,500		Chugai Pharmaceutical Co. Ltd.	74,928
6,104		Cipla Ltd.	98,066
2	[1]	Cogent Biosciences, Inc.	15
192		Concentra Group Holdings Parent, Inc.	4,335
295	[1]	Corvel Corp.	32,530
160		CSL Ltd.	25,961
2,886	[1]	Cullinan Therapeutics, Inc.	24,502
3,452	[1]	Cytek Biosciences, Inc.	15,499
2,169		Eli Lilly & Co.	1,996,846
1,174		Embecta Corp.	15,849
272		Ensign Group, Inc.	35,129
1,325	[1]	Entrada Therapeutics, Inc.	15,821
15,333	[1]	Erasca, Inc.	21,006
121	[1]	Evolus, Inc.	1,765
2,844	[1]	EyePoint Pharmaceuticals, Inc.	17,832
1,214		Fisher & Paykel Healthcare Corp. Ltd.	23,236
5,648		GE HealthCare Technologies, Inc.	493,353
301		Gedeon Richter Rt	8,354
7,394		Gilead Sciences, Inc.	845,208
15,212		GSK PLC	282,264
14,426	[1]	Haleon PLC	72,350
90		Hanmi Pharmaceutical Co. Ltd.	14,780
34,000		Hansoh Pharmaceutical Group Co. Ltd.	78,973
2,100		Hoya Corp.	246,698
191	[1]	ICU Medical, Inc.	27,949
3,151	[1]	Intellia Therapeutics, Inc.	31,794

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,607	[1]	Intuitive Surgical, Inc.	$ 921,052
1,082		Ipsen S.A.	125,353
14,000		Jiangsu Hengrui Medicine Co. Ltd.	88,464
2,860		Johnson & Johnson	471,957
803		Koninklijke Philips NV	21,020
456	[1]	Lantheus Holdings, Inc.	42,782
7		LeMaitre Vascular, Inc.	643
554	[1]	Livanova PLC	23,063
2,900		Lupin Ltd.	63,283
335		McKesson Corp.	214,487
759		Merck & Co., Inc.	70,018
378	[1]	Merit Medical Systems, Inc.	38,571
1,827	[1]	Mineralys Therapeutics, Inc.	16,699
5,199		Novartis AG	566,486
6,573		Novo Nordisk A/S	595,861
12,676	[1]	Nuvation Bio, Inc.	24,972
2	[1]	Ocular Therapeutix, Inc.	14
4,676	[1]	Omniab, Inc.	16,272
1,262	[1]	Option Care Health, Inc.	42,277
153		Orion Oyj	8,634
366	[1]	Pacific Biosciences of California, Inc.	531
359	[1]	PACS Group, Inc.	4,678
1,707	[1]	Pliant Therapeutics, Inc.	5,872
28	[1]	Prestige Consumer Healthcare, Inc.	2,373
1,290	[1]	Privia Health Group, Inc.	32,211
1,051		Pro Medicus Ltd.	167,461
928	[1]	Progyny, Inc.	20,908
2,169	[1]	Prothena Corp. PLC	34,292
6	[1]	Qiagen NV	229
3,494	[1]	Regenxbio, Inc.	22,956
6,494	[1]	Relay Therapeutics, Inc.	22,145
1,966	[1]	Replimune Group, Inc.	24,929
393		Roche Holding AG	138,266
739		Roche Holding AG - Genusschein	246,138
136	[1]	Samsung Biologics Co. Ltd.	103,843
2,981		Sanofi	324,600
1	[1]	Scilex Holding Co.	0
201		Select Medical Holdings Corp.	3,656
14,600		Shionogi & Co., Ltd.	218,428
3,771		Siemens Healthineers AG	210,691
531		Sonova Holding AG	170,586
2	[1]	Standard BioTools, Inc.	2
6,109		Sun Pharmaceutical Industries Ltd.	111,042
1,924		Torrent Pharmaceuticals Ltd.	64,470
478	[1]	Tourmaline Bio, Inc.	6,257
1	[1]	Travere Therapeutics, Inc.	21
537	[1]	Tyra Biosciences, Inc.	6,288
181		UCB S.A.	34,414
489		UnitedHealth Group, Inc.	232,255
1,628	[1]	Vertex Pharmaceuticals, Inc.	781,098

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
370	[1]	Verve Therapeutics, Inc.	$ 2,342
2,988	[1]	Vir Biotechnology, Inc.	25,069
1,351	[1]	Waters Corp.	509,786
1,126	[1]	Xencor, Inc.	17,295
3,186		Zoetis, Inc.	532,827
6,257		Zydus Lifesciences Ltd.	62,665
1	[1]	Zymeworks, Inc.	13
		TOTAL	16,223,169
		Industrials—6.8%
5,748		ABB Ltd.	311,904
946		ACS Actividades de Construccion y Servicios, S.A.	51,047
1,680		Adani Ports and Special Economic Zone Ltd.	20,602
274		Airbus Group SE	47,581
3		Alexander and Baldwin, Inc.	432
3,767		Alfa Laval AB	163,386
359		Apogee Enterprises, Inc.	17,210
171		Applied Industrial Technologies, Inc.	42,849
190		Argan, Inc.	24,770
342		Atkore, Inc.	21,033
14,545		Atlas Copco AB, Class A	249,720
13,614		Atlas Copco AB, Class B	204,441
3,199		Auckland International Airport Ltd.	14,632
2,364		Automatic Data Processing, Inc.	745,086
107		Barrett Business Services, Inc.	4,307
344	[1]	Beacon Roofing Supply, Inc.	39,704
33,609		Bharat Electronics Ltd.	95,772
219	[1]	BlueLinx Holdings, Inc.	17,382
265		Boise Cascade Co.	27,470
6,149		Bouygues S.A.	211,761
232	[1]	BrightView Holdings, Inc.	3,113
2,325		Caterpillar, Inc.	799,684
102,000		China Communication Services Corp. Ltd.	62,714
340	[1]	Cimpress PLC	16,347
6,768		Computershare Ltd.	173,782
1,133		Costamare, Inc.	11,534
131		CRA International, Inc.	25,303
177		CSG Systems International, Inc.	11,381
2,932		Cummins India, Ltd.	92,211
1,574		Cummins, Inc.	579,515
9,600		Dai Nippon Printing Co. Ltd.	139,478
856		DasS.A.ult Aviation S.A.	218,844
1,585		Deere & Co.	762,052
8,223		Delta Air Lines, Inc.	494,367
187	[1]	Dycom Industries, Inc.	30,642
1,507	[1]	Embraer S.A.	17,846
5,064		Emerson Electric Co.	615,833
599		Enerpac Tool Group Corp.	27,716
55,000		EVA Airways Corp.	71,961
6,000		Evergreen Marine Corp., Taiwan Ltd.	39,086
802	[1]	Exlservice Holding, Inc.	38,857

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
485		Experian PLC	$ 23,169
8,400		Fanuc Ltd.	242,929
422		Ferrari NV	196,898
4,200		Fortune Electric Co., Ltd.	78,661
1,095		GEA Group AG	63,313
29		Geberit AG	17,036
4		Genpact Ltd.	213
2,834		GFL Environmental, Inc.	127,973
221	[1]	GMS, Inc.	17,594
1,474		Golden Ocean Group Ltd.	14,298
152		Granite Construction, Inc.	12,552
392		Griffon Corp.	28,357
2,320		GS Holdings Corp.	57,249
3,215		HEICO Corp., Class A	685,309
178		Herc Holdings, Inc.	25,539
5,832	[1]	Hertz Global Holdings, Inc.	24,319
1,600		Hitachi Ltd.	40,495
359		Hub Group, Inc.	14,755
211	[1]	Huron Consulting Group, Inc.	32,169
292		Hyster-Yale, Inc.	14,839
58		Hyundai Glovis Co. Ltd.	5,163
144	[1]	IES Holdings, Inc.	25,680
1,153		Interface, Inc.	23,325
2,188	[1]	Janus International Group, Inc.	17,701
45,400	[1]	JD Logistics, Inc.	81,470
24		Kingspan Group PLC	1,991
1,343		Koc Holding A.S.	5,635
7,100		Komatsu Ltd.	212,308
488		Kone OYJ, Class B	27,624
96		Kongsberg Gruppen ASA	11,650
4,193		Korean Air Co. Ltd.	67,750
431		Korn Ferry	28,295
1,835,307		Latam Airlines Group S.A.	29,444
1,227	[1]	Legalzoom.com, Inc.	12,466
667		Lifco AB	22,964
1,390		Lockheed Martin Corp.	626,014
7,900		Marubeni Corp.	124,411
124		Metlen Energy & Metals S.A.	4,593
916		Metso Corp.	10,221
10,800		Mitsubishi Corp.	179,526
14,700		Mitsubishi Electric Corp.	227,797
556		Mueller Industries, Inc.	44,580
11,500		Nari Technology Development Co., Ltd.	37,104
1,119		Northrop Grumman Corp.	516,687
1,169	[1]	NuScale Power Corp.	20,095
2,638		Old Dominion Freight Lines, Inc.	465,607
958		Parker-Hannifin Corp.	640,433
1,041		Paycom Software, Inc.	228,468
106		Powell Industries, Inc.	17,989
403		Primoris Services Corp.	28,911

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,976		RB Global, Inc.	$ 202,114
4,800		Recruit Holdings Co. Ltd.	284,628
7,182		Relx PLC	346,030
820		REV Group, Inc.	25,010
301		Rheinmetall AG	320,615
9,599		Rolls-Royce Holdings PLC	90,188
6,620		RTX Corp.	880,394
288		Rush Enterprises, Inc., Class B	16,399
2		Safe Bulkers, Inc.	7
1,442		Safran S.A.	381,611
817		Schneider Electric S.A.	201,779
1,200		Secom Co. Ltd.	41,352
9,000		Sekisui Chemical Co. Ltd.	152,833
851		Siemens AG	195,963
4,675	[1]	Siemens Energy AG	266,878
1,004		Siemens India Ltd.	53,211
33,600		Singapore Airlines Ltd.	169,376
11,000		Sinotruk Hong Kong Ltd.	29,256
496		SK Holdings Co. Ltd., Class A	48,919
1,195	[1]	SK Square Co., Ltd.	75,043
7,265		Smiths Group PLC	184,732
306		Steelcase, Inc., Class A	3,721
198	[1]	Sterling Construction Co., Inc.	25,188
231	[1]	Sun Country Airlines Holdings, Inc.	3,721
1,500		Swire Pacific Ltd., Class A	12,440
83		Tecnoglass, Inc.	6,114
636		Terex Corp.	25,885
1,346		Trane Technologies PLC	476,080
818		Trinity Industries, Inc.	25,432
3,116		Union Pacific Corp.	768,686
110		Universal Truckload Services, Inc.	2,992
1,645	[1]	Upwork, Inc.	26,205
1,157		Verisk Analytics, Inc.	343,525
1,000		Voltronic Power Technology Corp.	48,895
3,219		Wabtec Corp.	596,674
741		Wartsila OYJ, Class B	14,158
9,567		Weg S.A.	78,679
773		Wolters Kluwer NV	118,643
1,047		WSP Global, Inc.	186,741
23,000		Yang Ming Marine Transport Corp.	50,941
		TOTAL	18,787,982
		Information Technology—15.4%
19,000		AAC Technologies Hldgs., Inc.	109,733
4,000		Accton Technology Corp.	78,925
224	[1]	ACI Worldwide, Inc.	12,846
1,509	[1]	ACM Research, Inc.	39,143
2,544	[1]	Advanced Micro Devices, Inc.	254,044
1,893	[1]	Advanced Micro-Fabrication Equipment, Inc. China	53,206
1,000		Advantest Corp.	56,064
638	[1]	Alkami Technology, Inc.	19,676

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,500		Anker Innovations Technology Co. Ltd.	$ 38,410
31,139		Apple, Inc.	7,530,656
5,032		Applied Materials, Inc.	795,408
1,960	[1]	AppLovin Corp.	638,450
906		Arabian Internet & Communications Services Co.	77,079
16,000		Ase Technology Holding Co., Ltd.	80,572
2,000		Asia Vital Components Co. Ltd.	31,469
859		ASML Holding N.V.	609,838
2,206	[1]	Atlassian Corp. PLC	627,078
161		Badger Meter, Inc.	33,863
274		Belden, Inc.	30,148
444	[1]	Blackline, Inc.	21,445
7,307		Broadcom, Inc.	1,457,235
769	[1]	Cambricon Technologies Corp. Ltd.	77,950
378		Capgemini SE	58,965
7,442		Cisco Systems, Inc.	477,107
554		Clear Secure, Inc.	13,135
1,147	[1]	Clearwater Analytics Holdings, Inc.	35,672
930	[1]	Cohu, Inc.	18,284
264	[1]	Commvault Systems, Inc.	45,028
64,000		Compal Electronics, Inc.	74,653
51		Constellation Software, Inc.	175,798
11,240		Corning, Inc.	563,686
1		Dassault Systemes SE	40
3,671	[1]	Datadog, Inc.	427,855
499	[1]	Diodes, Inc.	24,641
5,359	[1]	DocuSign, Inc.	445,708
274		Elm Co.	77,663
2,020	[1]	EPAM Systems, Inc.	416,403
145	[1]	Fabrinet	29,007
10,900		Foxconn Industrial Internet Co., Ltd.	31,918
1,937	[1]	Freshworks, Inc.	33,045
9,700		Fujitsu Ltd.	187,881
6,240		HCL Technologies Ltd.	112,610
13,000		Hon Hai Precision Industry Co. Ltd.	66,836
526	[1]	HubSpot, Inc.	380,819
3,670	[1]	Hygon Information Technology Co. Ltd.	81,028
2,856		IBM Corp.	720,969
414		I-Flex Solutions Ltd.	36,786
10,172		Infosys Ltd.	198,903
189	[1]	Insight Enterprises, Inc.	29,083
455	[1]	Intapp, Inc.	30,012
63		InterDigital, Inc.	13,459
298	[1]	Itron, Inc.	32,449
3,423		Jabil, Inc.	530,291
1,071		KLA Corp.	759,168
628		Kulicke & Soffa Industries, Inc.	24,034
9,018		Lam Research Corp.	692,041
3,171		Leidos Holdings, Inc.	412,135
3,400		Lens Technology Co. Ltd.	12,555

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
514	[1]	LiveRamp Holdings, Inc.	$ 15,358
574		Logitech International S.A.	57,160
5,000		MediaTek, Inc.	228,197
14,367		Microsoft Corp.	5,703,555
853	[1]	MongoDB, Inc.	228,118
407		Motorola Solutions, Inc.	179,170
15,300		Murata Manufacturing Co. Ltd.	262,236
170	[1]	N-able, Inc.	1,705
800		NAURA Technology Group Co. Ltd.	49,329
7,592		Nokia Oyj	36,712
6,000		Novatek Microelectronics Corp. Ltd.	99,234
50,626		NVIDIA Corp.	6,324,200
3,104	[1]	Olo, Inc.	21,387
581		Oracle Corp.	96,481
164	[1]	OSI Systems, Inc.	33,818
26,000		Pegatron Corp.	74,343
1,028	[1]	Photronics, Inc.	21,423
203		Progress Software Corp.	11,092
5,545		Qualcomm, Inc.	871,508
228	[1]	Qualys, Inc.	29,973
4,000		Realtek Semiconductor Corp.	66,158
9,000		Renesas Electronics Corp.	149,736
2,100		Rockchip Electronics Co. Ltd.	45,601
4,637		Sage Group PLC/The	74,678
3,300		Salesforce, Inc.	982,905
11,603		Samsung Electronics Co. Ltd.	433,490
398	[1]	Sanmina Corp.	32,604
2,723		SAP SE	752,637
246	[1]	ServiceNow, Inc.	228,721
2,779	[1]	Shopify, Inc.	311,256
1,721		SK Hynix, Inc.	232,521
492	[1]	Sprinklr, Inc.	4,167
234	[1]	SPS Commerce, Inc.	31,169
2,207		STMicroelectronics N.V.	54,477
34	[1]	Synaptics, Inc.	2,249
59,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,815,788
3,689		Tata Consultancy Services Ltd.	147,059
791	[1]	Tenable Holdings, Inc.	30,169
6,400		TIS, Inc.	179,001
1,800		Tokyo Electron Ltd.	269,519
4,308	[1]	Twilio, Inc.	516,658
543		Ubiquiti Networks, Inc.	185,538
4,101	[1]	Unity Software, Inc.	105,150
429	[1]	Veeco Instruments, Inc.	9,541
6,300		Victory Giant Technology Huizhou Co. Ltd.	44,466
2,207	[1]	Workday, Inc.	581,191
667	[1]	Xero Ltd.	71,570
9,600	[1]	Xiaomi Corp.	63,979
7,344	[1]	Zoom Communications, Inc.	541,253
		TOTAL	42,251,155

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—2.0%
1,165		Agnico Eagle Mines Ltd.	$ 112,228
242		Air Liquide S.A.	44,587
614		Akzo Nobel NV	38,138
44,236	[1,2]	Alrosa PJSC	0
44,000		Aluminum Corp. of China Ltd.	25,682
6,746		ArcelorMittal S.A.	186,686
438		Avient Corp.	18,733
101		Balchem Corp.	17,577
3,343		Berry Global Group, Inc.	241,264
9,369		BHP Group Ltd.	227,272
355		Cabot Corp.	30,530
20,877		China Hongqiao Group Ltd.	33,354
38,200		CMOC Group Ltd., Class A	34,913
12,000		CMOC Group Ltd., Class H	8,055
397	[1]	Covestro AG	24,460
7,472		CRH PLC	766,029
1,604		DuPont de Nemours, Inc.	131,159
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
11		Givaudan S.A.	49,560
50,032		Glencore PLC	199,676
10		Greif, Inc.	606
5,568		Hecla Mining Co.	28,564
1,159		Heidelberg Materials AG	175,246
2,453		Holcim AG	270,437
4,781		International Paper Co.	269,409
4,283	[1]	James Hardie Industries PLC, GDR	136,596
11,493		Kinross Gold Corp.	123,132
222	[1]	Knife River Corp.	21,241
112		Korea Kumho Petrochemical Co. Ltd.	8,457
183		Linde PLC	85,470
358		Minerals Technologies, Inc.	24,609
9,200		Nitto Denko Corp.	181,176
81,739		NMDC Ltd.	58,906
1,547		Norsk Hydro ASA	9,140
6,028		Northern Star Resources Ltd.	64,661
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
4,261		Nucor Corp.	585,760
3		Olin Corp.	76
1,208		Pactiv Evergreen, Inc.	21,575
7,293		Pan American Silver Corp.	173,661
885	[1]	Perimeter Solutions, Inc.	9,363
36,200	[2]	PJSC MMC Norilsk Nickel	0
274	[1,2]	Polyus PJSC	0
270		Posco	50,042
431	[1]	Queen’s Road Capital Investment Ltd.	2,026
575	[1,2]	Resolute Forest Products, Inc., Rights	817
1,761		Rio Tinto PLC	106,454
3,401	[2]	Severstal PJSC	0
4,100		Shin-Etsu Chemical Co. Ltd.	123,786
4	[2]	Solidcore Resources PLC	0

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
1,873	[1]	SSR Mining, Inc.	$ 18,711
4,595		Steel Dynamics, Inc.	620,647
838		Stora Enso Oyj, Class R	9,073
107	[1]	Syensqo S.A.	7,880
279		Sylvamo Corp.	19,837
920		Teck Resources Ltd., Class B	37,023
66,277	[2]	United Co. RUSAL International PJSC	0
774		UPM - Kymmene Oyj	22,691
2,877		Vale S.A.	26,949
615		Worthington Steel, Inc.	16,402
183		Yara International ASA	5,213
6,000		Zijin Mining Group Co. Ltd.	11,282
		TOTAL	5,516,821
		Real Estate—1.0%
432		American Assets Trust, Inc.	9,703
1,270		American Healthcare REIT, Inc.	37,833
2,163		Avalonbay Communities, Inc.	489,227
99		CareTrust REIT, Inc.	2,561
4,133	[1]	CBRE Group, Inc.	586,638
19,000		China Resources Mixc Lifestyle Services Ltd.	78,848
4,657	[1]	Compass, Inc.	41,866
192	[1]	Curbline Properties Corp.	4,729
11,004		DLF Ltd.	79,721
1,065		Essential Properties Realty Trust, Inc.	34,847
5,372		Goodman Group	105,913
93		Jones Lang LaSalle, Inc.	25,286
6,734		Land Securities Group PLC	47,851
1,604		Macerich Co. (The)	28,936
13,100		Mitsubishi Estate Co. Ltd.	192,912
1,827		Outfront Media, Inc.	33,982
2,590	[1]	Real Brokerage, Inc./The	13,364
299		Ryman Hospitality Properties, Inc.	29,568
260		Sabra Health Care REIT, Inc.	4,319
2,944		Simon Property Group, Inc.	547,849
373		SITE Centers Corp.	5,226
1,063		Tanger, Inc.	37,683
1,286		Urban Edge Properties	26,492
1,003		VICI Properties, Inc.	32,588
2,427		Vonovia SE	75,450
261		Warehouses De Pauw SCA	5,679
3,766		WP Carey, Inc.	241,815
		TOTAL	2,820,886
		Utilities—1.4%
543		Allete, Inc.	35,670
3,765		AltaGas Ltd.	92,255
123		Black Hills Corp.	7,525
105,275		Centrica PLC	198,431
362		CEZ A.S.	15,313
8,800		China Yangtze Power Co. Ltd.	33,093
19,500		CLP Holdings Ltd.	161,703

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
5,659		Consolidated Edison Co.	$ 574,502
874		Duke Energy Corp.	102,686
5,950		E.ON SE	75,895
616		EDP Renovaveis S.A.	5,513
6,079		EDP, S.A.	19,680
42		Elia System Operator S.A./NV	2,781
35,166		Enel SpA	258,102
6,993		Engie S.A.	125,349
13,862		Exelon Corp.	612,700
635		Fortum Oyj	9,947
30,999		Iberdrola, S.A.	448,558
1,181,504	[2]	Inter RAO UES PJSC	0
78		Korea Electric Power Corp.	1,140
70,000		Kunlun Energy Co. Ltd.	69,811
2,542		Meridian Energy Ltd.	8,402
1,370		Mighty River Power Ltd.	4,541
780		New Jersey Resources Corp.	37,736
1		NTPC Ltd.	4
422		ONE Gas, Inc.	31,713
7,647		Origin Energy Ltd.	52,239
3,400		Osaka Gas Co. Ltd.	78,092
452		Otter Tail Corp.	36,038
5,562		Pinnacle West Capital Corp.	514,708
28,766		Power Grid Corp of India Ltd.	83,142
240		Public Power Corp. S.A.	3,307
438		RWE AG	13,770
19,533		Saudi Electricity Global Sukuk Co. 2, Class SECO AB	86,488
700		Tokyo Gas Co. Ltd.	22,026
132		Verbund AG	9,972
		TOTAL	3,832,832
		TOTAL COMMON STOCKS (IDENTIFIED COST $132,136,608)	174,777,747
		FOREIGN GOVERNMENTS/AGENCIES—7.1%
		Sovereign—7.1%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	211,641
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	231,985
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	185,830
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	557,006
CAD 550,000		Canada, Government of, 5.750%, 6/1/2033	460,323
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	525,275
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	134,770
EUR 306,000		France, Government of, 0.500%, 5/25/2025	316,080
100,000		France, Government of, 5.750%, 10/25/2032	124,212
150,000		France, Government of, Bond, 4.500%, 4/25/2041	176,221
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	696,173
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	303,144
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	382,290
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	124,576
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	255,665
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	310,148

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 840,000		Germany, Government of, 0.250%, 2/15/2027	$ 842,941
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	560,603
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	493,362
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	466,640
350,000		Italy Buoni Poliennali del Tesoro, Sr. Unsecd. Note, 5.000%, 8/1/2039	412,950
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	454,498
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	669,770
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	849,772
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	193,651
JPY 80,000,000		Japan (40 year issue), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	295,410
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	258,374
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	484,352
175,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,149,849
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	388,490
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	567,688
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	451,952
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	612,109
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,543
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	708,067
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	384,801
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	61,679
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	93,365
550,000		Spain, Government of, 4.200%, 1/31/2037	626,796
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	613,746
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	643,804
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	93,224
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	625,506
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	330,309
330,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	382,546
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	403,076
325,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	408,865
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,204,425)	19,555,077
		CORPORATE BONDS—5.8%
		Capital Goods - Aerospace & Defense—0.2%
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	144,691
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	258,555
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,391
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.319% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,249
		TOTAL	573,886
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	118,805
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	92,557
		TOTAL	211,362
		Capital Goods - Construction Machinery—0.3%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	270,484
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	205,927
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	194,563
		TOTAL	670,974

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.0%
$ 75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 69,950
	Communications - Cable & Satellite—0.1%
110,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	114,050
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	29,825
	TOTAL	143,875
	Communications - Media & Entertainment—0.1%
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	20,002
70,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	59,350
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	151,442
	TOTAL	230,794
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	332,877
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	252,662
	Consumer Cyclical - Automotive—0.3%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	199,657
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	68,992
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	202,996
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	147,443
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	196,786
	TOTAL	815,874
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	533,178
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	221,481
	TOTAL	754,659
	Consumer Non-Cyclical - Health Care—0.2%
25,135	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	25,059
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	116,656
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	252,410
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	19,646
	TOTAL	413,771
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	89,315
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	375,323
	TOTAL	464,638
	Consumer Non-Cyclical - Tobacco—0.5%
145,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	151,770
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	538,937
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	472,181
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	195,135
	TOTAL	1,358,023
	Energy - Independent—0.0%
85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	93,204
	Energy - Integrated—0.0%
35,000	Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	37,630
	Energy - Midstream—0.5%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	116,628
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	324,813
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,246

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 495,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	$ 497,162
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	64,917
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	258,367
125,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	128,230
		TOTAL	1,469,363
		Financial Institution - Banking—1.0%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	440,096
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	94,436
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	101,045
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,061
95,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	102,326
175,000		FNB Corp. (PA), 5.722%, 12/11/2030	176,298
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,705
60,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	59,638
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	58,663
250,000		PNC Bank, N.A., Sub. Note, Series BKNT, 3.875%, 4/10/2025	249,650
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	205,561
11,587	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	2,433
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,262
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	97,011
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	233,739
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	259,833
300,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	252,881
		TOTAL	2,775,638
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,045
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	227,005
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	162,344
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,556
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	58,771
		TOTAL	234,671
		Financial Institution - Insurance - P&C—0.0%
100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,551
		Financial Institution - REIT - Apartment—0.1%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	64,098
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	136,762
		TOTAL	200,860
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	50,676
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	51,365
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	97,124
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	202,189
		Technology—0.6%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	34,377
250,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	240,997

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	$ 76,611
229,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	232,370
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	237,045
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	279,713
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	535,840
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	128,736
	TOTAL	1,765,689
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	184,107
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	159,879
	TOTAL	343,986
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	98,360
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	175,929
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	272,902
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	162,631
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	296,475
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	159,748
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	138,573
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	157,277
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	142,161
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	105,076
	TOTAL	1,709,132
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	107,885
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,542,344)	15,900,358
	U.S. TREASURIES—1.6%
	U.S. Treasury Bond—0.6%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	204,720
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,366
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,268
125,000	United States Treasury Bond, 4.250%, 2/15/2054	119,727
150,000	United States Treasury Bond, 4.250%, 8/15/2054	143,943
725,000	United States Treasury Bond, 4.500%, 11/15/2054	725,906
500,000	United States Treasury Bond, 4.625%, 2/15/2055	511,797
	TOTAL	1,729,727
	U.S. Treasury Note—1.0%
100,000	United States Treasury Note, 3.500%, 9/30/2026	99,206
275,000	United States Treasury Note, 4.000%, 7/31/2029	274,854
50,000	United States Treasury Note, 4.125%, 10/31/2031	50,071
1,455,000	United States Treasury Note, 4.250%, 11/15/2034	1,460,402
200,000	United States Treasury Note, 4.375%, 7/31/2026	200,913
200,000	United States Treasury Note, 4.375%, 12/31/2029	203,133
175,000	United States Treasury Note, 4.375%, 5/15/2034	177,418
150,000	United States Treasury Note, 4.625%, 4/30/2029	153,514
	TOTAL	2,619,511
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,386,128)	4,349,238

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.7%
$ 300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	$ 303,277
200,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	207,976
200,000		General Motors 2024-2A, Class B, 5.350%, 3/15/2031	200,205
150,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	151,518
100,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	101,251
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,689
53,065		Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	53,413
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,887
163,214		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	163,874
175,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	178,979
200,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	201,364
		TOTAL	1,964,433
		Credit Card—0.1%
500,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	470,994
		Equipment Lease—0.2%
170,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	173,829
175,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	176,260
200,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	203,349
		TOTAL	553,438
		Other—0.1%
200,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	202,604
		Student Loans—0.1%
50,237		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	45,712
182,497		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	163,165
		TOTAL	208,877
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,418,261)	3,400,346
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
		Commercial Mortgage—0.3%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	131,217
255,000		Bank, Class A4, 3.488%, 11/15/2050	241,133
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	289,250
150,000	[3]	ORL TRUST 2024-GLKS, Class A, 5.804% (CME Term SOFR 1 Month +1.492%), 12/15/2039	150,188
		TOTAL	811,788
		Federal Home Loan Mortgage Corporation—0.5%
241,722	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.552% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	242,158
247,959	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.352% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	245,783
500,000	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.387% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	498,814
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	254,892
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	204,647
		TOTAL	1,446,294
		Financial Institution - REIT - Other—0.1%
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	152,872
		Non-Agency Mortgage—0.1%
308,792		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	275,404
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,715,159)	2,686,358

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.2%
$ 150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	$ 157,553
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,401
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.904% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,188
		TOTAL	509,142
		Federal Home Loan Mortgage Corporation—0.2%
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	486,265
		Financial Institution - Banking—0.0%
200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	196,538
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,227,092)	1,191,945
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
261		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	274
262		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	274
252		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	260
63		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	65
476		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	495
700		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	730
		TOTAL	2,098
		Federal National Mortgage Association—0.0%
253		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	261
1,247		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,264
1,041		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,085
47		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	49
319		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	327
1,733		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,797
683		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	708
360		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	371
1,421		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,435
		TOTAL	7,297
		Government National Mortgage Association—0.0%
1,426		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,465
964		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	998
2,570		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,649
3,697		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,816
266		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	270
87		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	89
36		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	37
686		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	697
503		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	514
66		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	66
122		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	122
		TOTAL	10,723
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,700)	20,118
		INVESTMENT COMPANIES—18.8%
157,919		Bank Loan Core Fund	1,366,001
2,619,025		Emerging Markets Core Fund	23,021,230
9,519,386		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4]	9,519,386
304,898	[5]	High Yield Bond Core Fund	1,725,724
1,555,072		Mortgage Core Fund	13,015,952

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
357,775	Project and Trade Finance Core Fund	$ 3,169,882
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,821,941)	51,818,175
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $232,471,658)	273,699,362
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	1,335,429
	NET ASSETS—100%	$275,034,791
At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	5	$690,823	March 2025	$(17,124)
EURO-SCHATZ Long Futures	2	$221,848	March 2025	$(791)
JPN 10Y BOND Long Futures	2	$1,856,977	March 2025	$(8,507)
LONG GILT Long Futures	2	$235,051	June 2025	$1,204
United States Treasury Notes 2-Year Long Futures	26	$5,381,187	June 2025	$21,274
United States Treasury Notes 5-Year Long Futures	27	$2,914,313	June 2025	$24,831
United States Treasury Notes 10-Year Ultra Long Futures	12	$1,371,000	June 2025	$14,473
United States Treasury Ultra Bond Long Futures	10	$1,241,250	June 2025	$22,953
Short Futures:
United States Treasury Notes 10-Year Short Futures	8	$888,750	June 2025	$(9,113)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$49,200
At February 28, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/18/2025	Morgan Stanley Capital	132,078	BRL	$22,729	$(355)
3/18/2025	UBS AG	130,000	BRL	$22,467	$(445)
3/18/2025	Morgan Stanley Capital	132,078	BRL	$22,754	$(380)
4/15/2025	Bank Of America, N.A.	200,000	EUR	31,308,198 JPY	$(1,830)
4/15/2025	Morgan Stanley Capital	500,000	EUR	78,120,310 JPY	$(6,025)
4/15/2025	Credit Agricole CIB	79,832,900	JPY	500,000 EUR	$26,494
4/15/2025	Credit Agricole CIB	399,736,298	JPY	$2,565,268	$102,906
Contracts Sold:
3/18/2025	Morgan Stanley Capital	264,155	BRL	$45,573	$825
3/18/2025	UBS AG	130,000	BRL	$22,707	$685
4/15/2025	State Street Bank & Trust Co.	224,138	AUD	$137,940	$(1,181)
4/15/2025	State Street Bank & Trust Co.	201,134	CAD	$140,000	$710
4/15/2025	Morgan Stanley Capital	441,000	EUR	$451,864	$(6,599)
4/15/2025	Credit Agricole CIB	500,000	EUR	79,832,900 JPY	$(13,423)
4/15/2025	Bank Of America, N.A.	31,308,198	JPY	200,000 EUR	$773
4/15/2025	Morgan Stanley Capital	78,120,310	JPY	500,000 EUR	$4,385
4/15/2025	JPMorgan Chase Bank, N.A.	14,772,249	MXN	$700,000	$(14,392)
4/15/2025	Barclays Bank PLC	105,034	PLN	$25,000	$(925)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$91,223
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2025	Shares Held as of 2/28/2025	Dividend Income
Bank Loan Core Fund	$1,527,575	$27,967	$(178,000)	$(9,902)	$(1,639)	$1,366,001	157,919	$27,978
Emerging Markets Core Fund	$26,250,223	$637,019	$(3,650,000)	$(254,332)	$38,320	$23,021,230	2,619,025	$637,911
Federated Hermes Government Obligations Fund, Premier Shares	$3,975,131	$19,027,926	$(13,483,671)	$—	$—	$9,519,386	9,519,386	$97,848
High Yield Bond Core Fund	$1,810,405	$29,878	$(110,300)	$(5,921)	$1,662	$1,725,724	304,898	$29,937
Mortgage Core Fund	$13,674,010	$162,150	$(810,000)	$55,955	$(66,163)	$13,015,952	1,555,072	$162,489
Project and Trade Finance Core Fund	$3,112,242	$78,549	$—	$(20,909)	$—	$3,169,882	357,775	$78,553
TOTAL OF AFFILIATED TRANSACTIONS	$50,349,586	$19,963,489	$(18,231,971)	$(235,109)	$(27,820)	$51,818,175	14,514,075	$1,034,716

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$116,600,155	$—	$1,421	$116,601,576
International	9,330,977	48,845,194	—	58,176,171
Debt Securities:
Foreign Governments/Agencies	—	19,555,077	—	19,555,077
Corporate Bonds	—	15,897,925	2,433	15,900,358
U.S. Treasuries	—	4,349,238	—	4,349,238
Asset-Backed Securities	—	3,400,346	—	3,400,346
Collateralized Mortgage Obligations	—	2,686,358	—	2,686,358
Commercial Mortgage-Backed Securities	—	1,191,945	—	1,191,945
Mortgage-Backed Securities	—	20,118	—	20,118
Investment Companies	48,648,293	—	—	48,648,293
Other Investments[1]	—	—	—	3,169,882
TOTAL SECURITIES	$174,579,425	$95,946,201	$3,854	$273,699,362
Other Financial Instruments:
Assets
Futures Contracts	$84,735	$—	$—	$84,735
Foreign Exchange Contracts	—	136,778	—	136,778
Liabilities
Futures Contracts	(35,535)	—	—	(35,535)
Foreign Exchange Contracts	—	(45,555)	—	(45,555)
TOTAL OTHER FINANCIAL INSTRUMENTS	$49,200	$91,223	$—	$140,423

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,169,882 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate